COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
The schedule below shows the future minimum lease payments required under our operating leases as of December 31, 2015.

	(In Thousands)
Type	2016	2017	2018	2019	2020	Thereafter
Facilities/Office space	$8,801	$8,890	$8,252	$7,249	$7,158	$21,110
Office equipment	81	58	42	—	—	—
Operating Leases	$8,882	$8,948	$8,294	$7,249	$7,158	$21,110